Segment Reporting (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Revenues			$ 39,990	$ 63,000
Total research and development expense	715,038	956,725	2,390,592	1,965,726
Advisory fee		500,000	11,737,806	500,000
Legal and accounting	276,378	219,531	1,754,287	1,374,869
Employee Expenses	182,268	186,149	516,428	331,873
Amortization expense	438,111	67,076	798,311	178,869
Investor relations	188,358	11,960	959,431	18,623
Share based compensation	5,040,246		25,964,096
Other general and administrative expense	532,359	253,348	1,260,873	721,831
Interest expense - related parties’ loans	869,815	2,400
Interest expense - related parties’ loans	869,815		1,227,487	2,559,456
Loss on extinguishment of bridge loan				2,069,923
Loss on settlement	380,162		380,162
Interest and other income	(6,815)	(12,687)	(327,377)	(12,687)
Net loss	(8,615,920)	(2,184,500)	(46,622,106)	(9,645,482)
NEO100 [Member]
Segment Reporting Information [Line Items]
Total research and development expense	163,036	236,607	851,664	693,328
NEO100-02 [Member]
Segment Reporting Information [Line Items]
Total research and development expense	125,586	79,644	327,373	203,075
NEO212 [Member]
Segment Reporting Information [Line Items]
Total research and development expense	343,368	189,553	798,997	549,249
Pediatric [Member]
Segment Reporting Information [Line Items]
Total research and development expense	70,653	34,350	169,663	103,338
Laboratory [Member]
Segment Reporting Information [Line Items]
Total research and development expense		362,858	192,377	362,858
Other [Member]
Segment Reporting Information [Line Items]
Total research and development expense	$ 12,395	$ 53,713	$ 50,518	$ 53,878